Revenue and Construction Contracts (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Revenue, After Sales and Eliminations Between Related Parties Resulting from Consolidation	For the years ended December 31, 2019, 2018 and 2017, revenue is as follows:

		2019	2018	2017
From the sale of goods associated to CEMEX’s main activities 1	$	12,605	13,018	12,387
From the sale of services 2		147	159	176
From the sale of other goods and services 3		378	354	363

	$	13,130	13,531	12,926

1	Includes in each period revenue generated under construction contracts that are presented in the table below.
2	Refers mainly to revenue generated by Neoris N.V. and its subsidiaries, involved in providing information technology solutions and services.
3	Refers mainly to revenues generated by subsidiaries not individually significant operating in different lines of business.

Disclosure of recognised revenue from construction contracts	For 2019, 2018 and 2017, revenues and costs related to construction contracts in progress were as follows:

		Accrued 1	2019	2018	2017
Revenue from construction contracts included in consolidated revenues 2	$	114	79	72	89
Costs incurred in construction contracts included in consolidated cost of sales 3		(115)	(79)	(68)	(102)

Construction contracts gross operating profit (loss)	$	(1)	—	4	(13)

1	Revenues and costs recognized from inception of the contracts until December 31, 2019 in connection with those projects still in progress.
2	Revenues from construction contracts during 2019, 2018 and 2017, were mainly obtained in Mexico and Colombia.
3	Refers to actual costs incurred during the periods.

Summary of Changes in the Balance of Contract Liabilities with Customers	For the years ended December 31, 2019, 2018 and 2017 changes in the balance of contract liabilities with customers are as follows:

		2019	2018	2017
Opening balance of contract liabilities with customers	$	234	237	196
Increase during the period for new transactions		1,931	1,763	3,147
Decrease during the period for exercise or expiration of incentives		(1,946)	(1,762)	(3,126)
Currency translation effects		6	(4)	20

Closing balance of contract liabilities with customers	$	225	234	237